Employee Benefit Plan, Schedule, Asset Held for Investment	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
AT DECEMBER 31, 2025

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current value
			(n/a)
	IBM Stock Fund

*	International Business Machines Corporation - Managed by Independent Fiduciary - State Street Global Advisors	IBM Common Stock 5,313,300 shares		$1,573,852,593
*	Managed by State Street Global Advisors	State Street Bank and Trust Company Government Short-Term Investment Fund		3,295,975

	Mutual and Commingled Funds

	Administered by Fidelity	Expanded Choice - Select Funds (refer to Exhibit A - investments)		9,855,559,291
	Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund Institutional Plus Shares		143,746,114

	Commingled and Other Funds

	Vanguard Institutional 500 Index Trust Unit A	Large Company Index		9,735,162,499
	Vanguard Russell 1000 Growth Index Trust	Large Cap Growth Index		3,279,838,826
	Vanguard Russell 1000 Value Index Trust	Large Cap Value Index		1,130,045,762
	Bridgewater All Weather Portfolio III, LTD.	Balanced Fund		556,757,573
	Vanguard Russell 2000 Growth Index Trust	Small Cap Growth Index		634,875,842
	Vanguard Russell 2000 Value Index Trust	Small Cap Value Index		546,848,319
	AQR Global Risk Parity Enhanced Liquidity Fund	Balanced Fund		332,940,086
	Neuberger Berman Strategic Multi-Sector Fixed Income Trust - Class V	Multi Sector Total Bond CIT		325,948,604
	Voya Private Credit Trust Fund	Private Credit Trust Fund		128,163,895

* Party-In-Interest

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current value
			(n/a)
	Separately-Managed Funds

	Managed by State Street Global Advisors	Total International Stock Market Index (refer to Exhibit B - investments)		6,080,854,946
	Managed by State Street Global Advisors	Small/Mid-Cap Stock Index (refer to Exhibit C - investments)		4,025,905,404
	Managed by State Street Global Advisors	Inflation Protected Bond (refer to Exhibit D – investments)		1,540,042,176
	Managed by Neuberger Berman	Total Bond Market (refer to Exhibit E – investments)		1,278,995,273
	Managed by State Street Global Advisors	Real Estate Investment Trust (refer to Exhibit F - investments)		911,644,985
	Managed by Loomis, Sayles and Company	Total Bond Market (Refer to Exhibit G - investments)		1,202,609,331
	Managed by Western Asset Management Company	Total Bond Market (Refer to Exhibit H - investments)		1,620
	Managed by Pacific Investment Management Company	Total Bond Market (refer to Exhibit I - investments)		1,145,433,945
	Managed by RW Baird & Co	Total Bond Market (Refer to Exhibit J – investments)		564,229,235
	Managed by State Street Global Advisors	International Real Estate Index (refer to Exhibit K – investments)		274,725,581
	Managed by Loomis, Sayles and Company	Long Term Credit (Refer to Exhibit L - investments)		341,576,040
	Managed by Pacific Investment Management Company	High Yield and Emerging Markets Bond (refer to Exhibit M - investments)		500,583,748
	Managed by JP Morgan	High Yield Debt (refer to exhibit N - investments)		240,569,034
	Managed by Prudential	Emerging Markets Debt (refer to Exhibit O - investments)		238,243,596
	Managed by State Street Global Advisors	Total Stock Market Index (refer to Exhibit P - investments)		9,827,773,829
	Managed by State Street Global Advisors	European Stock Index (refer to Exhibit Q - investments)		464,612,290
	Managed by State Street Global Advisors	Pacific Stock Index (refer to Exhibit R - investments)		299,251,666
	Managed by Dodge & Cox	Long Term Credit (refer to Exhibit S - investments)		227,787,084

* Party-In-Interest

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current value
(n/a)
Separately-Managed Funds (continued)
	Underlying assets managed by various investment companies	Interest Income Fund (refer to Exhibit T - investments)		6,217,129,003
*	Mass Mutual Life Insurance Company	Synthetic GIC Wrapper Contract, Rate of Interest 3.66%
	Royal Bank of Canada	Synthetic Global GIC Wrapper Contract, Rate of Interest 2.68%
*	Voya Retirement Insurance & Annuity Co	Synthetic Global GIC Wrapper Contract, Rate of Interest 2.68%
*	The Prudential Insurance Company of America	Synthetic GIC Wrapper Contract, Rate of Interest 2.79%
*	New York Life Insurance Company	Synthetic GIC Wrapper Contract, Rate of Interest 1.80%
*	Voya Retirement Insurance and Annuity Company	Synthetic GIC Wrapper Contract, Rate of Interest 2.70%
*	Metropolitan Tower Life Insurance Company	Synthetic GIC Wrapper Contract, Rate of Interest 2.94%

*	Notes receivable from participants	Interest rates range: 3.25% to 10.75% Terms: 1 to 30 years		113,721,724

Interest-Bearing Cash

*	Managed by State Street Global Advisors	State Street Bank and Trust Company Government Short-Term Investment Fund		9,075,724

* Party-In-Interest